Segment Reporting and Major Customers - Total Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting
Total assets	$ 7,468,709	$ 6,331,689
Operating Segments | Issuer Solutions
Segment Reporting
Total assets	6,843,451	5,735,195
Operating Segments | Merchant Solutions
Segment Reporting
Total assets	4,248,183	3,136,395
Operating Segments | Netspend
Segment Reporting
Total assets	1,374,667	1,418,644
Intersegment
Segment Reporting
Total assets	$ (4,997,592)	$ (3,958,545)